Intangible Assets and Goodwill (Tables)	6 Months Ended	12 Months Ended
	Apr. 30, 2013	Oct. 31, 2012
Intangible Assets

A summary of intangible assets is as follows:

	April 30, 2013			October 31, 2012
In thousands	Gross Amount	Amorti- zation	Net Book Value	Gross Amount	Amorti- zation	Net Book Value
Non-amortizable trademarks	$124,068	$—	$124,068	$124,053	$—	$124,053
Amortizable trademarks	23,929	(11,645)	12,284	23,543	(10,866)	12,677
Amortizable licenses	13,873	(13,873)	—	13,919	(13,803)	116
Other amortizable intangibles	8,119	(5,722)	2,397	8,083	(5,480)	2,603

	$169,989	$(31,240)	$138,749	$169,598	$(30,149)	$139,449

A summary of intangible assets as of the dates indicated is as follows:

	October 31,
	2012			2011
In thousands	Gross Amount	Amorti- zation	Net Book Value	Gross Amount	Amorti- zation	Net Book Value
Non-amortizable trademarks	$124,053	$—	$124,053	$123,151	$—	$123,151
Amortizable trademarks	23,543	(10,866)	12,677	20,174	(9,782)	10,392
Amortizable licenses	13,919	(13,803)	116	14,380	(12,822)	1,558
Other amortizable intangibles	8,083	(5,480)	2,603	9,029	(5,987)	3,042

	$169,598	$(30,149)	$139,449	$166,734	$(28,591)	$138,143

Goodwill Related to Operating Segments

Goodwill related to the Company’s operating segments as of the dates indicated was as follows:

In thousands	April 30, 2013	October 31, 2012
EMEA	$190,700	$190,986
Americas	75,857	75,974
APAC	6,207	6,207

	$272,764	$273,167